VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ (5)	$ (7)	$ (5)
Charged to costs and expenses	0	0	(3)
Credited to costs and expenses	2	2	1
Credited to other accounts	0	0	0
Balance at end of period	(3)	(5)	(7)
LIFO Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	(40)	(37)	(29)
Charged to costs and expenses	0	(3)	(8)
Credited to costs and expenses	3	0	0
Credited to other accounts	1	0	0
Balance at end of period	(36)	(40)	(37)
Valuation Allowance on Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	(36)	(20)	(14)
Charged to costs and expenses	(25)	(16)	(6)
Credited to costs and expenses	0	0	0
Credited to other accounts	10	0	0
Balance at end of period	(51)	(36)	(20)
Allowance for Inventory Obsolescence [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	(11)	(10)	(11)
Charged to costs and expenses	(13)	(12)	(13)
Credited to costs and expenses	0	0	0
Credited to other accounts	10	11	14
Balance at end of period	$ (14)	$ (11)	$ (10)